Disclosure of changes in noncash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade and other receivables	$ (711)	$ (1,313)
VAT receivable	15,530	(27,566)
Prepaid Expense	(158)	(389)
Inventories	(3,759)	(31,195)
Trade and other payables	(1,074)	41,803
Change in non-cash working capital	$ 9,828	$ (18,660)